Mining Properties (Details) - Schedule of Mining Property’s Balance - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Mining Property’s Balance [Line Items]
Balance at beginning
Additions	5,301,820
Amortization
Balance at ending	5,301,820
Rosita Extension [Member]
Schedule of Mining Property’s Balance [Line Items]
Balance at beginning
Additions	5,301,820
Amortization
Balance at ending	$ 5,301,820